Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309
Capital expenditures	485,154	—	485,154
Corporate acquisition (note 4)	1,748,368	—	1,748,368
Property acquisitions	202	—	202
Transfers from exploration and evaluation assets (note 6)	13,866	—	13,866
Change in asset retirement obligations (note 12)	238,662	—	238,662
Divestitures	(15)	—	(15)
Impairment	—	(285,341)	(285,341)
Foreign currency translation	325,969	(110,651)	215,318
Depletion	—	(556,634)	(556,634)
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889
Capital expenditures	549,343	—	549,343
Property acquisitions	2,636	—	2,636
Transfers from exploration and evaluation assets (note 6)	16,204	—	16,204
Change in asset retirement obligations (note 12)	23,894	—	23,894
Divestitures	(2,069)	1,690	(379)
Property swaps	1,773	—	1,773
Impairment	—	(180,000)	(180,000)
Foreign currency translation	(208,017)	89,813	(118,204)
Depletion	—	(725,267)	(725,267)
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2017	$62,648	$(53,174)	$9,474
Capital expenditures	1,804	—	1,804
Depreciation	—	(2,050)	(2,050)
Balance, December 31, 2018	$64,452	$(55,224)	$9,228
Capital expenditures	552	—	552
Depreciation	—	(2,182)	(2,182)
Balance, December 31, 2019	$65,004	$(57,406)	$7,598

Disclosure of recoverable amount of CGU benchmark reference prices
The recoverable amount of the Peace River CGU was calculated at December 31, 2019 using the following benchmark reference prices for the years 2020 to 2029 adjusted for commodity differentials specific to the Company.

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
WTI crude oil (US$/bbl)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24
WCS heavy oil (CA$/bbl)	57.57	62.35	64.33	66.23	67.97	69.72	71.49	73.20	74.80	76.43
AECO (CA$/GJ)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16
Exchange rate (CAD/USD)	1.32	1.30	1.27	1.27	1.27	1.27	1.27	1.27	1.27	1.27

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table demonstrates the sensitivity of the estimated recoverable amount of the Peace River CGU to reasonably possible changes in key assumptions inherent in the estimate.

	Change in discount rate of 1%	Change in oil price of $2.50/bbl
Change in impairment expense	$24,000	$88,000